Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Short term debt and current portion of long-term debt

	December 31,
	2014	2013
	(millions)
Current portion of 7-year term loan facility expires 2018	$17	$15
5.625% senior notes due 2015	148	—
Fair value adjustment on 5.625% senior notes due 2015	1	—
3-year term loan facility expires 2015	1	—
	$167	$15

Long-term debt

	December 31,
	2014	2013
	(millions)
7-year term loan facility expires 2018	$242	$259
5.625% senior notes due 2015	—	148
Fair value adjustment on 5.625% senior notes due 2015	—	4
4.125% senior notes due 2016	299	299
6.200% senior notes due 2017	394	394
7.000% senior notes due 2019	187	187
5.750% senior notes due 2021	497	496
4.625% senior notes due 2023	249	249
6.125% senior notes due 2043	274	274
3-year term loan facility expires 2015	—	1
	$2,142	$2,311

Analysis of interest expense

	Year ended December 31,
	2014	2013	2012
	(millions)
5.625% senior notes due 2015	$8	$12	$12
4.125% senior notes due 2016	13	13	13
6.200% senior notes due 2017	25	33	38
7.000% senior notes due 2019	14	18	21
5.750% senior notes due 2021	30	29	29
4.625% senior notes due 2023	11	4	—
6.125% senior notes due 2043	16	6	—
7-year term loan facility expires 2018	5	6	6
Revolving $800 million credit facility	3	2	1
Revolving $400 million credit facility	4	—	—
Other	6	3	8
Total interest expense	$135	$126	$128